Statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income for the year	R$ 38,876	R$ 71,055	R$ 84,845
Adjustments to reconcile income (loss) to cash flows generated by operating activities
Depreciation and amortization	119,660	78,729	69,983
Addition to allowance for doubtful accounts	3,360	2,956	1,432
Losses (gains) on write-off/disposal of goods	266	10,310	966
Addition (reversal) of adjustment to present value	9,093	(5,266)	2,781
Stock option plan	23,633	4,556	1,807
Financial charges	31,698	17,842	11,720
Deferred taxes	13,663	11,130	14,699
Current taxes	11,394	9,959	9,217
Provisions for contingency	2,852	(495)	71
Other operating revenues	(39,383)	(8,997)	(4,853)
Interest earned	(38,633)	(26,500)	(56,781)
Effect from adoption of hyperinflation	639	1,163
Total of adjustments to income (loss)	138,242	95,387	51,042
Change in operating assets and liabilities:
Trade accounts receivable	(120,332)	(41,938)	(14,507)
Recoverable taxes	6,280	(7,156)	(5,181)
Other credits and judicial deposits	(9,824)	(17,393)	(6,225)
Suppliers	7,039	4,022	(2,841)
Labor liabilities	6,030	3,426	7,665
Taxes and contributions payable	7,290	1,891	6,826
Deferred revenue	(16,454)	(7,037)	1,302
Other accounts payable	82,061	1,445	(5,872)
Income tax and social contribution paid	(7,427)	(6,003)	(9,796)
Cash flow generated (invested) by operating activities	131,781	97,699	107,258
Cash flows from investment activities
Acquisition of fixed assets	(18,838)	(25,132)	(25,151)
Acquisition of intangible assets	(79,675)	(57,681)	(40,394)
Acquisition of entity, net of cash and cash equivalents acquired	(97,270)	(75,132)	(84,727)
Investment in short-term investments	(1,428,848)	(774,028)	(478,956)
Maturity of principle and interest	976,584	897,614	685,153
Cash flow generated (invested) by investing activities	(648,047)	(34,359)	55,925
Cash flows from financing activities
Additions of loans and financing	410	191,837
Payments of loans and financing	(42,174)	(40,851)	(33,959)
Lease payment	(18,845)
Advances paid for right-of-use	(6,843)
Financial charges paid	(16,896)	(9,028)	(9,480)
Payment for the acquisition of subsidiaries	(48,093)	(45,878)	(19,454)
Interest on own capital paid		(15,000)	(17,000)
Treasury shares	(77,581)	(114,486)	(33,887)
Expenditures with issuance of shares	(58,734)		(414)
Capital contributions from shareholders	156,980	2,435	5,224
Premium on the subscription of shares	682,454
Dividends paid	(25,000)	(23,000)	(20,000)
Cash flow generated (invested) by financing activities	545,678	(53,971)	(128,970)
Exchange rate change on cash and cash equivalents	(3,364)	(2,437)	1,478
Increase (decrease) in cash and cash equivalents	26,048	6,932	35,691
Statement of increase (decrease) in cash and cash equivalents
Cash and cash equivalents at the beginning of the year	49,850	42,918	7,227
Cash and cash equivalents at the end of the year	R$ 75,898	R$ 49,850	R$ 42,918